Interest in joint venture - Summary of financial information in joint venture (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of joint ventures [line items]
Cash and cash equivalents	$ 310,547	$ 430,874	$ 326,441	$ 466,544
Intangible assets	13,586	13,851	14,360
Total liabilities	(429,987)		(440,441)
Operating expense	70,564	86,862
Net loss	(59,426)	(16,661)
Overland ADCT BioPharma
Disclosure of joint ventures [line items]
Cash and cash equivalents	14,977		19,261
Prepaid and other current assets	79		2
Intangible assets	48,039		49,249
Total liabilities	(2,408)		(3,062)
Net assets	60,687		$ 65,450
Operating expense	3,653	4,791
Other expense (income)	274	(42)
Net loss	$ 3,927	$ 4,749